S000088886 [Member] Investment Strategy - DoubleLine Multi-Sector Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objectives by active asset allocation among various sectors within the fixed income markets and security selection within the selected sectors. These sectors may include, for example, investment grade corporate debt securities, high yield corporate debt securities, bank loans, residential mortgage-backed securities (including agency and privately issued residential mortgage-related securities), commercial mortgage-backed securities (including agency and privately issued commercial mortgage-related securities), asset-backed securities and collateralized loan obligations (“CLOs”). The Fund expects to invest significantly in one or more sectors and may at times invest primarily in a single sector. Although the Fund does not expect to allocate more than 20% of its assets to bills, notes and bonds issued by the U.S. Department of the Treasury under normal circumstances, there is no limit on the Fund’s ability to invest in such securities when DoubleLine ETF Adviser LP (the “Adviser”) believes doing so is consistent with the Fund’s investment objectives. The Adviser has broad flexibility to use various investment strategies and to invest in a wide variety of fixed income instruments that the Adviser believes offer the potential for income, capital appreciation, or both.
The Adviser expects to allocate the Fund’s assets across various market sectors in response to changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of the Fund’s assets to different sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in a single sector or a small number of sectors within the fixed income markets. The Fund expects to have exposure to the financial services sector through its investments in the various sectors of the fixed income markets.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
The Fund may invest in securities of any credit quality. The Fund may invest without limit in securities rated below investment grade (those that are at the time of investment unrated or rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody’s Investors Service, Inc. or the equivalent by any other nationally recognized statistical rating organization) or unrated securities judged by the Adviser to be of comparable quality.
Corporate bonds and any other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. The Adviser seeks to manage the Fund’s duration based on the Adviser’s view of, among other things, future interest rates and market conditions. There are no limits on the Fund’s duration; however, the portfolio managers generally expect to seek to construct an investment portfolio with an overall dollar-weighted average effective duration between zero and seven years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser and may vary significantly from time to time.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in income-producing instruments. Income-producing instruments include, but are not limited to, bonds, debt securities and other fixed income and income-producing instruments of any kind issued or guaranteed by governmental or non‑governmental entities. These might include, by way of example, (i) securities or other income-producing instruments issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored corporations (including inflation-protected securities); (ii) corporate obligations; (iii) mortgage-backed securities (including commercial and residential mortgage-backed securities) and other asset-backed securities, collateralized mortgage obligations, government mortgage pass-through securities, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and other similar securities, such as credit risk transfer securities, and inverse floaters; (iv) CLOs; (v) foreign securities (corporate and government, including foreign hybrid securities); (vi) fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, senior loans, second lien or other subordinated or unsecured fixed or floating rate loans, debtor‑in‑possession loans, exit facilities, delayed funding loans and revolving credit facilities), which may take the form of loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans); (vii) municipal securities and other debt obligations issued by states, local governments, and government-sponsored entities, including their agencies, authorities, and instrumentalities; (viii) inflation-indexed bonds; (ix) convertible securities; (x) preferred securities; (xi) real estate investment trust (“REIT”) securities; (xii) distressed and defaulted securities; (xiii) payment‑in‑kind bonds; (xiv) zero‑coupon bonds; (xv) custodial receipts and cash; (xvi) short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments; and (xvii) other instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.
The Fund may enter into derivatives transactions for hedging or speculative purposes to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, inverse floaters, futures contracts, U.S. Treasury swaps, interest rate swaps, total return swaps and options, including options on swap agreements). The Fund may incur costs in implementing duration management strategies, and there can be no assurance that any duration management strategy employed by the Fund will be successful.
The Fund may implement short positions, including through the use of derivative instruments, such as swaps or futures, or through short sales of instruments that are eligible investments for the Fund. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price in the future in anticipation that the asset’s value will decrease between the time the position is established and the agreed date of sale.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales, either to earn additional return or to hedge existing investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by using investment techniques (such as buy backs or dollar rolls) that may create investment leverage.
The Fund may pursue its investment objectives and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open‑end or closed‑end investment companies and ETFs, including other DoubleLine funds. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.